Repurchase Reserve Liability (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Repurchase Reserve Liability [Abstract]
Repurchase reserve liability	$ 160	$ 160	$ 160	$ 160
Loss on repurchase		$ 2	$ 40
Number of loans sold to the secondary market | Loan	2,773	2,877
Balance of loans sold to the secondary market	$ 285,800	$ 294,400